LONG-TERM DEBT (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share price	$ 21.19	$ 17.13
Risk-free interest rate	0.92%	1.17%
Dividend yield	0.00%	0.00%
Expected volatility	62.90%	56.50%
Expected term	2 years 9 months 18 days	3 years 3 months 18 days